Fair Value Measurement (Tables)	12 Months Ended
May 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Available-for-Sale Securities Recorded in Long Term Investments Measured and Recorded at Fair Value on Recurring Basis

	As of May 31, 2022
Description	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
	US$	US$	US$	US$
Short-term investments:
Trading securities (a)	70,602	—	—	70,602
Long-term investments:
Equity securities with readily determinable fair values (b)	7,561	—	—	7,561
Available-for-sale investments (c)	—	10,029	162,974	173,003

Total	78,163	10,029	162,974	251,166

	As of May 31, 2023
Description	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
	US$	US$	US$	US$
Short-term investments:
Wealth management products measured at fair value (a)	—	1,404,830	—	1,404,830
Trading securities (a)	73,013	—	—	73,013
Long-term investments:
Equity securities with readily determinable fair values (b)	6,291	—	—	6,291
Available-for-sale investments (c)	—	17,890	141,698	159,588

Total	79,304	1,422,720	141,698	1,643,722

(a)
The short-term investments of wealth management products us
e
 alternative pricing sources, accordingly classified Level 2 measurement. The short-term investments of trading securities
are valued at their daily closing price as reported by the
financial institutions
and are classified Level 1 measurement.

(b)
The Company measured the fair value of its investments in common shares using the market approach based on the quoted stock price of its investees in the active market and has classified it as Level 1 measurement.

(c)
As of May 31, 2023, the fair value of
available-for-sale
investments amounted to US$159,588, with original cost of US$80,000 and unrealized gain of US$79,588. As of May 31, 2022, the fair value of available-for-sale
investments amounted to US$173,003, with original cost of US$86,024 and unrealized gain of US$86,979.

Reconciliation of the fair value measurements of assets and liabilities using significant unobservable inputs	The following table provides additional information about the reconciliation of the fair value measurements of assets using significant unobservable inputs (Level 3).

Level 3 investments
US$
Balance as of June 1, 2021	65,232
Transfer from Level 2	133,030
Transfer to Level 2	(15,705)
Unrealized gain	2,015
Impairment	(15,632)
Foreign exchange difference	(5,966)

Balance as of May 31, 2022	162,974
Transfer from Level 2	10,028
Transfer to Level 2	(17,510)
Unrealized loss	(3,172)
Impairment	(2,901)
Foreign exchange difference	(7,721)

Balance as of May 31, 2023	141,698